Loan Facility - Additional Information (Detail) $ / shares in Units, $ in Thousands									3 Months Ended	4 Months Ended	12 Months Ended
	Oct. 31, 2023 USD ($)	Oct. 13, 2023 USD ($)	Jul. 28, 2023 USD ($)	Jul. 28, 2023 USD ($)	Jul. 21, 2023 USD ($)	Jun. 21, 2023 USD ($)	Jul. 27, 2022 USD ($)	Jul. 20, 2022 USD ($)	Oct. 31, 2023 USD ($)	Nov. 30, 2022 USD ($) $ / shares	Nov. 30, 2023 USD ($) shares $ / shares	Nov. 30, 2022 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis											300 basis points
Debt instrument collateral amount			$ 20,000	$ 20,000
Debt instrument collateral amount if FDA approval not obtained				$ 30,000					$ 15,000
Proceeds from issuance of long-term loan											$ 20,000	$ 40,000
Fifth Amendment [member]
Disclosure of detailed information about borrowings [line items]
Consideration payable											540
Debt instrument amortized value											$ 600
Borrowings, interest rate basis		100
Notional amount		$ 60,000
Fifth Amendment [member] | Ordinary shares [member]
Disclosure of detailed information about borrowings [line items]
Warrants exercisable price per share | $ / shares										$ 5.8	$ 2.3	$ 5.8
Warrants exercisable | shares											1,250,000
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount if FDA approval not obtained	$ 15,000				$ 14,000
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount if FDA approval not obtained	20,000				$ 20,000
Cash, Cash Equivalents and Eligible Short-term Investments [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount	$ 15,000								$ 15,000
Debt instrument collateral amount if FDA approval not obtained											$ 20,000
Cash, Cash Equivalents and Eligible Short-term Investments [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount if FDA approval not obtained			14,000
Cash, Cash Equivalents and Eligible Short-term Investments [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount if FDA approval not obtained			$ 16,000
Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								$ 100,000
Proceeds from issuance of long-term loan										$ 40,000
Loan Facility [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								9.50%
Loan Facility Tranche 1 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Date of commencement of principal repayment in advance											Jul. 27, 2024
Ceiling limit for prepayment of principal amount outstanding, Percent											3.00%
Proceeds from issuance of long-term loan							$ 40,000
Loan Facility Tranche 2 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Date of commencement of principal repayment in advance											Jun. 21, 2025
Ceiling limit for prepayment of principal amount outstanding, Percent											3.00%
Amount reclassified from deferred financing costs.						$ 482
Proceeds from issuance of long-term loan						20,000
Notional amount						$ 19,300
Loan Facility Tranche 3 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 15,000		$ 15,000
Loan Facility Tranche 4 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 25,000
Loan Facility Tranche 1 and 2 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity								five			The Tranche 1 Loan and Tranche 2 Loan are repayable in equal monthly installments on an amortization schedule of 36 months starting in July 2024.
Borrowings interest period								24 months
Loan Facility Tranche 3 and 4 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Deferred Finance costs Write Off											$ 347